UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Grisanti Capital Management LLC
Address: 777 Third Avenue
         Suite 21 C
         New York, New York 10017

Form 13F File Number: 28-05455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christopher C. Grisanti
Title:   Principal
Phone:   (212) 218-5300

Signature, Place, and Date of Signing:

/s/ Christopher C. Grisanti      New York, New York        May 8, 2013
---------------------------  --------------------------  ---------------------
        [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      39

Form 13F Information Table Value Total:   $  215653
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   NONE

Grisanti Capital Management LLC
Form 13F Information Table
03/31/2013

                                   Title                 Value   Shares/ Sh/ Put/ Invstmt  Other    Voting Authority
       Name of Issuer             of Class      CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers  Sole   Shared None
-----------------------------  -------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----

AIR LEASE CORP			CL A		00912X302	7114	242643	SH		Sole		242643
AMERICAN CAPITAL AGENCY CORP	com		02503x105	9970	304150	SH		Sole		304150
AMERICAN EXPRESS CO		com		025816109	7440	110287	SH		Sole		110287
ANNALY CAP MGMT INC		com		035710409	7553	475325	SH		Sole		475325
APPLE INC			com		037833100	7983	18035	SH		Sole		18035
ARCHER DANIELS MIDLAND CO	com		039483102	30	890	SH		Sole		890
ARES CAP CORP			com		04010l103	796	43985	SH		Sole		43985
BAXTER INTL INC			com		071813109	7980	109855	SH		Sole		109855
BLACKROCK INC			com		09247X101	12324	47974	SH		Sole		47974
BP PLC 			sponsored adr		055622104	56	1322	SH		Sole		1322
BROOKFIELD INFRAST PARTNERS	LP INT UNIT	g16252101	1804	47410	SH		Sole		47410
CIGNA CORPORATION		com		125509109	489	7840	SH		Sole		7840
CIRRUS LOGIC INC		com		172755100	5506	242000	SH		Sole		242000
COCA COLA CO			com		191216100	531	13142	SH		Sole		13142
DIRECTV				com		25490A101	10207	180365	SH		Sole		180365
EMERSON ELEC CO 		com		291011104	279	5000	SH		Sole		5000
ENBRIDGE ENERGY PARTNERS L P	com		29250R106	33	1080	SH		Sole		1080
ENBRIDGE INC			com		29250N105	13107	281630	SH		Sole		281630
EXXON MOBIL CORP		com		30231G102	573	6359	SH		Sole		6359
FORD MTR CO DEL			COM PAR $0.01	345370860	14776	1123680	SH		Sole		1123680
FREEPORT-MCMORAN COPPER & GO	com		35671d857	7368	222595	SH		Sole		222595
FRESENIUS MED CARE AG&CO KGA	sponsored adr	358029106	8123	239895	SH		Sole		239895
HESS CORP			com		42809h107	36	507	SH		Sole		507
HOLLYFRONTIER CORP		com		436106108	14451	280880	SH		Sole		280880
INTERNATIONAL BUSINESS MACHS	com		459200101	538	2520	SH		Sole		2520
JPMORGAN CHASE & CO		com		46625H100	11712	246777	SH		Sole		246777
JOHNSON & JOHNSON		com		478160104	810	9934	SH		Sole		9934
MCDONALDS CORP			com		580135101	813	8155	SH		Sole		8155
MCKESSON CORP			com		58155q103	12717	117797	SH		Sole		117797
MERCK & CO INC NEW		com		58933y105	630	14264	SH		Sole		14264
MORGAN STANLEY			com new		617446448	9128	415269	SH		Sole		415269
PFIZER INC			com		717081103	146	5050	SH		Sole		5050
PHILIP MORRIS INTL INC		com		718172109	659	7110	SH		Sole		7110
PROCTER & GAMBLE CO		com		742718109	20	258	SH		Sole		258
QUALCOMM INC			com		747525103	17400	259932	SH		Sole		259932
SIEMENS A G		sponsored adr		826197501	347	3220	SH		Sole		3220
BLACKSTONE GROUP L P		COM UNIT LTD	09253U108	41	2083	SH		Sole		2083
VALERO ENERGY CORP NEW		com		91913y100	15642	343855	SH		Sole		343855
WESTERN REFNG INC		com		959319104	6520	184120	SH		Sole		184120







TOTAL VALUE                                              215653
                                                         ======